The Prudential Insurance Company of America

                                    Thomas C. Castano
                                    Assistant General Counsel
                                    Law Department

                                    The Prudential Insurance Company of America
                                    213 Washington Street
                                    Newark, NJ 07102-2992
                                    (201) 802-4708 fax: (201) 802-9560



                                                              May 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                               Re:  Pruco Life Variable Universal Account
                                    (Registration No. 33-29181)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 10 and (ii) that the text of Post-Effective Amendment No. 10 was filed electronically on April 28, 1997 (Accession No. 0000950110-97-000700).


                                           By: /s/
                                                   ----------------------------
                                                   Thomas C. Castano
                                                   Assistant Secretary
                                                   Pruco Life Insurance Company